   As filed with the Securities and Exchange Commission on May 2, 2000

                                                     Registration Nos. 333-20649
                                                                        811-8033
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                            ----------------------
                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                          Pre-Effective Amendment No.

                           Post-Effective Amendment No. 13
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                               Amendment No. 15
                       (Check Appropriate Box or Boxes)

                            ----------------------
            Security Capital Real Estate Mutual Funds Incorporated
              (Exact Name of Registrant as Specified in Charter)
                            11 South LaSalle Street
                            Chicago, Illinois 60603
                                (312) 345-5800
  (Address of Principal Executive Offices, Including Zip Code, and Telephone
                         Number, Including Area Code)

                             Anthony R. Manno Jr.
         Security Capital Global Capital Management Group Incorporated
                             11 South LaSalle Street
                             Chicago, Illinois 60603
                    (Name and Address of Agent for Service)

                                With Copies to:

David T. Novick                              Jeffrey A. Klopf
Security Capital Group Incorporated          Security Capital Group Incorporated
11 South LaSalle Street                      125 Lincoln Avenue
Chicago, Illinois 60603                      Santa Fe, New Mexico 87501

Diane E. Ambler
Mayer, Brown & Platt
1909 K Street, N.W.
Washington, D.C. 20006


   It is proposed that this filing will become effective (check appropriate box):
[ ]immediately upon filing pursuant to     [ ]on (date) pursuant to paragraph
   paragraph (b).                             (a)(1) of Rule 485.

[X]on May 2, 2000 pursuant to              [ ]75 days after filing pursuant
   paragraph (b).                             to paragraph (a)(2).
[ ]60 days after filing pursuant           [ ]on date pursuant to paragraph
   to paragraph (a)(1).                       (a)(2) of Rule 485.


   If appropriate, check the following box:

[ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being Registered................................Common Stock

The purpose of this filing is to submit new Exhibit Nos. 19(a) and 19(b); it does not supersede the prospectus and statement of additional information filed with the Securities & Exchange Commission on April 28, 2000 as part of Post-Effective Amendment No. 12 to the registration statement on Form N-1A under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940.

            Security Capital Real Estate Mutual Funds Incorporated

                                   Form N-1A

                          Part C -- Other Information


Item 23.  Financial Statements and Exhibits.

     (a)  Financial Statements.

          All required financial statements are filed herewith in Part B hereto and are incorporated herein by reference.

     (b)  Exhibits:

          A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital Real Estate Mutual Funds Incorporated:

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Security Capital Group               Maryland                      No entity controls Group.
Incorporated ("Group")

SC REALTY Incorporated ("SC          Nevada                        Ownership by Group of 100% of
REALTY")                                                           voting securities.

Security Capital Preferred           Maryland                      Ownership by SC REALTY of
Growth Incorporated ("SCPG")                                       9.28% of voting securities.

SCPG Services Incorporated           Maryland                      Ownership by SCPG of 100% of
                                                                   voting securities.

SCPG Ventures Incorporated           Maryland                      Ownership by SCPG of 100% of
                                                                   voting securities.

SCPG Ventures I Incorporated         Delaware                      Ownership by SCPG Ventures
                                                                   Incorporated of 100% of voting
                                                                   securities.

SCPG Ventures II Incorporated        Delaware                      Ownership by SCPG Ventures
                                                                   Incorporated of 100% of voting
                                                                   securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
SCPG Ventures III Incorporated       Delaware                      Ownership by SCPG Ventures
                                                                   Incorporated of 100% of voting
                                                                   securities.

Security Capital U.S. Realty         Luxembourg                    Ownership by SC Realty of
("U.S. Realty")                                                    39.64% of outstanding voting
                                                                   securities.

Security Capital Holdings S.A.       Luxembourg                    Ownership by Security Capital
                                                                   U.S. Realty of 100% of voting
                                                                   securities.

East Mixed-Use Realty Investors      Maryland                      Ownership by Security Capital
Trust                                                              Holdings S.A. of 100% of voting
                                                                   securities.

West Mixed-Use Realty Investors      Maryland                      Ownership by Security Capital
Trust                                                              Holdings S.A. of 100% of voting
                                                                   securities.

Midwest Mixed-Use Realty             Maryland                      Ownership by Security Capital
Investors Trust                                                    Holdings S.A. of 100% of voting
                                                                   securities.

Security Capital Investment          Delaware                      Ownership by Group of 100% of
Research Incorporated                                              voting securities.
("Investment Research")

Security Capital Real Estate         Maryland                      Ownership by SC REALTY of
Mutual Funds Incorporated                                          51.61% of voting securities.

Security Capital European Realty     Luxembourg                    Ownership by SC REALTY of
("SICAF")                                                          34.55% of voting securities.

B.C. Holdings S.A.                   Luxembourg                    Ownership by SICAF of 100% of
                                                                   voting securities.

Bernheim Comofi S.A.                 Belgium                       Ownership by B.C. Holdings S.A.
                                                                   of 100% of voting securities.

Interparking S.A.                    Belgium                       Ownership by B.C. Holdings S.A.
                                                                   of 73.6% of voting securities.

Access/Self Storage S.A.             Luxembourg                    Ownership of SICAF of 100% of
                                                                   voting securities.

Millers Storage S.A.                 Luxembourg                    Ownership of SICAF of 100% of
                                                                   voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
London and Henley S.A.               Luxembourg                    Ownership of SICAF of 95.56%
                                                                   of voting securities.

SC-ER Special Opportunity            Luxembourg                    Ownership of SICAF of 100% of
Holdings S.A.                                                      voting securities.

City & West End Properties S.A.      Luxembourg                    Ownership by SICAF of 99.33%
                                                                   of voting securities.

Hardwick Properties SARL             Luxembourg                    Ownership by City & West End
                                                                   Properties S.A. of 100% voting
                                                                   securities.

City & West End Property             Luxembourg                    Ownership by City & West End
Holdings SARL                                                      Properties S.A. of 100% of voting
                                                                   securities.

Buckenham Investments Ltd.           United Kingdom                Ownership by City & West End
                                                                   Property Holdings SARL of
                                                                   100% of voting securities

Brockdish Investments Ltd.           United Kingdom                Ownership by City & West End
                                                                   Property Holdings SARL of
                                                                   100% of voting securities

Thornham Developments SARL           Luxembourg                    Ownership by City & West End
                                                                   Properties of 100% of voting
                                                                   securities.

Palgrave Investments Ltd.            United Kingdom                Ownership by Thornham
                                                                   Developments SARL of 100% of
                                                                   voting securities.

Roydon Investments Ltd.              United Kingdom                Ownership by Thornham
                                                                   Developments SARL of 100% of
                                                                   voting securities.

Brockford Developments SARL          Luxembourg                    Ownership by City & West End
                                                                   Properties S.A. of 100% of voting
                                                                   securities.

Chediston Investments Ltd.           United Kingdom                Ownership by Brockford
                                                                   Developments SARL of 100% of
                                                                   voting securities

Burtson Investments Ltd.             United Kingdom                Ownership by Brockford
                                                                   Developments SARL of 100% of
                                                                   voting securities

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Thelverton Developments SARL         Luxembourg                    Ownership by City & West End
                                                                   Properties S.A. of 100% of voting
                                                                   securities.

Pulham Investments Ltd.              United Kingdom                Ownership by Thelverton
                                                                   Developments SARL of 100% of
                                                                   voting securities

Shimpling Investments Ltd.           United Kingdom                Ownership by Thelverton
                                                                   Developments SARL of 100% of
                                                                   voting securities

Wickhampton Developments Ltd.        United Kingdom                Ownership by City & West End
                                                                   Properties S.A. of 100% of voting
                                                                   securities.

Ormesby Developments Ltd.            United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Bramerton Developments Ltd.          United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Halesworth Developments Ltd.         United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Halvergate Developments Ltd.         United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Rensmeade Management Ltd.            United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Starston Investments SARL            Luxembourg                    Ownership by City & West End
                                                                   Properties SA of 100% of voting
                                                                   securities.

Mettingham Investments SARL          Luxembourg                    Ownership by City & West End
                                                                   Properties SA of 100% of voting
                                                                   securities.

Redisham Properties Ltd.             United Kingdom                Ownership by Mettingham
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Henstead Properties, Ltd.            United Kingdom                Ownership by Redisham
                                                                   Properties Ltd. of 100% of voting
                                                                   securities

Bedfield Properties, Ltd.            United Kingdom                Ownership by Redisham
                                                                   Properties Ltd. of 100% of voting
                                                                   securities

City & West End Property             Luxembourg                    Ownership by City & West End
Investments SARL                                                   Properties S.A. of 100% of voting
                                                                   securities

Ashfield Real Estate Limited         United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Metfield Properties Limited          United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Bardwell Investments Limited         United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Wingfield Investments Limited        United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Stanway Investments Limited          United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Wickham Investments Limited          United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Billingford Investments Limited      United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Braiseworth Investments Limited      United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Bramford Investments Limited         United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities


Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Sternfield Investments Limited       United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Hargate Investments Limited          United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Hopton Investments Limited           United Kingdom                Ownership by City & West End
                                                                   Property Investments SARL of
                                                                   100% of voting securities

Akeler S.A.                          Luxembourg                    Ownership by SICAF of 96.99%
                                                                   of voting securities.

Akeler Marlow SARL                   Luxembourg                    Ownership by Akeler SA of
                                                                   100% of voting securities

Akeler Germany SARL                  Luxembourg                    Ownership by Akeler SA of
                                                                   100% of voting securities

Akeler Portugal SARL                 Luxembourg                    Ownership by Akeler SA of
                                                                   100% of voting securities

Akeler Property Investments          Luxembourg                    Ownership by Akeler S.A. of
SARL                                                               100% of voting securities.

Akeler Services Limited              United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Akeler Developments Limited          United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Akeler (Merthyr Tydfil) Limited      United Kingdom                Ownership by Akeler
                                                                   Developments Limited of 100%
                                                                   of voting securities.

Akeler Brentford Limited             United Kingdom                Ownership by Akeler
                                                                   Developments Limited of 100%
                                                                   of voting securities.

Akeler Management Limited            United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Akeler Glasgow Limited               United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities

Akeler Portugal Investimentos        Portugal                      Ownership by Akeler Portugal
Imobiliarios Lda.                                                  SARL of 5% and Akeler Property
                                                                   Investments SARL of 95% of
                                                                   voting securities

Akeler 2 - Compra e Venda de         Portugal                      Ownership by Akeler Portugal
Imoveis Lda.                                                       SARL of 5% and Akeler Portugal
                                                                   Investimentos Imobiliarios Lda.
                                                                   of 95% of voting securities

Akeler 3  - Sociedade Imobiliaria    Portugal                      Ownership by Akeler Portugal
SA                                                                 Investimentos Imobiliarios Lda.
                                                                   of 100% of voting securities

BelmontCorp ("Belmont")              Maryland                      Ownership by SC Realty of 100%
                                                                   of voting securities.

Belmont One Corporation              Delaware                      Ownership by Belmont of 100%
("Belmont One")                                                    of voting securities.

Belmont Two Corporation              Delaware                      Ownership by Belmont of 100%
("Belmont Two")                                                    of voting securities.

Belmont Village L.P.                 Delaware                      Ownership by Belmont One of
                                                                   1% general partnership interest
                                                                   and ownership by Belmont Two
                                                                   of 99% limited partnership.
                                                                   interest

Belmont Village Buffalo Grove,       Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Belmont Village Carol Stream,        Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Belmont Village Glenview,            Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Belmont Village Hollywood            Maryland                      Ownership by Belmont of 100%
Heights Incorporated                                               of voting securities.

Belmont Village Lombard,             Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.


Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Belmont Village San Jose             Maryland                      Ownership by Belmont of 100%
Incorporated                                                       of voting securities.

Belmont Village Sabre Springs        Maryland                      Ownership by Belmont of 100%
Incorporated                                                       of voting securities.

Security Capital BVI Holdings        Maryland                      Ownership by Group of 100% of
Incorporated                                                       voting securities.

SCGPB Group                          British Virgin Islands        Ownership by Security Capital
                                                                   BVI Holdings of 100% of voting
                                                                   securities.

Security Capital Global Capital      Delaware                      Ownership by Investment
Management Incorporated                                            Research of 100% of voting
                                                                   securities.

Capital Division Incorporated        Maryland                      Ownership by Investment
                                                                   Research of 100% of voting
                                                                   securities.

Real Estate Protection Mutual        Bermuda                       Ownership by Group of 100% of
Limited                                                            voting securities.

Security Capital Real Estate         Maryland                      Ownership by Investment
Research Group Incorporated                                        Research of 100% of voting
                                                                   securities.

Security Capital Financial           Delaware                      Ownership by Group of 100% of
Services Group Incorporated                                        voting securities.
("Financial Services")

SC Group Incorporated                Texas                         Ownership by Financial Services
                                                                   of 100% of voting securities.

Coast Services Incorporated          Maryland                      Ownership by SC Group
                                                                   Incorporated of 100% of voting
                                                                   securities.

Security Capital Markets Group       Delaware                      Ownership by Financial Services
Incorporated                                                       of 100% of voting securities.

Security Capital (EU)                Luxembourg                    Ownership by Group of 100% of
Management Holdings S.A.                                           voting securities.

Security Capital Global Capital      Belgium                       Ownership by Security Capital
Management Group (Europe)                                          (EU) Management Holdings S.A.
S.A.                                                               of 100% of voting securities.


Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Security Capital U.S. Realty         Luxembourg                    Ownership by Security Capital
Management S.A.                                                    (EU) Management Holdings S.A.
                                                                   of 100% of voting securities.

Security Capital European Realty     Luxembourg                    Ownership by Security Capital
Management S.A.                                                    U.S. Realty Management S.A. of
                                                                   100% of voting securities.

Security Capital (UK)                United Kingdom                Ownership by Security Capital
Management Limited                                                 (EU) Management Holdings S.A.
                                                                   of 100% of voting securities.

Security Capital U.S. Realty         United Kingdom                Ownership by Security Capital
Management Limited                                                 (UK) Management Limited of
                                                                   100% of voting securities

Security Capital European Realty     United Kingdom                Ownership by Security Capital
Management Limited                                                 (UK) Management Limited of
                                                                   100% of voting securities.

Security Capital European            Luxembourg                    Ownership by Security Capital
Services S.A.                                                      (EU) Management Holdings S.A.
                                                                   of 100% of voting securities.

Security Capital Real Estate         Belgium                       Ownership by Security Capital
Research Group (Europe) S.A.                                       European Services S.A. of 100%
                                                                   of voting securities.

SC Realty Shares Limited             Bermuda                       Ownership by SC Realty
                                                                   Incorporated of 100% of voting
                                                                   securities

Security Capital Markets Group       United Kingdom                Ownership by Security Capital
Limited                                                            Financial Services Group
                                                                   Incorporated of 100% of voting
                                                                   securities.

CarrAmerica Realty Corporation       Delaware                      Ownership by Security Capital
                                                                   Holdings S.A. of 42.7% of voting
                                                                   securities.

Storage USA, Inc.                    Tennessee                     Ownership by Security Capital
                                                                   Holdings S.A. of 42.2% of voting
                                                                   securities.

Regency Realty Corporation           Florida                       Ownership by Security Capital
                                                                   Holdings S.A. of 60.4% of voting
                                                                   securities.


Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Urban Growth Property Trust          Maryland                                Ownership by Security Capital
("UGPT")                                                                     Holdings S.A. of 98.8%  of
                                                                             voting securities.

Urban Growth Property Limited        Delaware                                Sole general partnership interest
Partnership                                                                  owned by UGPT

UGPT-Skypark, Inc.                   Delaware                                Ownership by UGPT of 100% of
                                                                             voting securities.

UGPT-Skypark Limited                 Delaware                                Sole general partnership interest
Partnership                                                                  held by UPGT-Skypark, Inc..

UGPT-Skypark, L.L.C.                 Delaware                                Ownership by UGPT of 100% of
                                                                             voting securities.

Urban Growth Wabash Randolph         Delaware                                Ownership by Urban Growth
Partnership                                                                  Property Limited Partnership of
                                                                             81.3% of voting securities

Urban Growth Property-Flower         Delaware                                Ownership by Urban Growth
L.L.C.                                                                       Property Limited Partnership of
                                                                             100% of voting securities

LWP Associates, L.L.C.               Delaware                                Ownership by Urban Growth
                                                                             Property Limited Partnership of
                                                                             50% of voting securities.

Van Wells Realty Company,            Delaware                                Ownership by Urban Growth
L.L.C.                                                                       Property Limited Partnership of
                                                                             50% of voting securities.

City Center Retail Trust             Maryland                                Ownership by Security Capital
                                                                             Holdings S.A. of 99% of voting
                                                                             securities.

City Center Retail                   Delaware                                Sole general partner interest
Trust/McCaffrey Developments,                                                owned by City Center Retail
L.P.                                                                         Trust.

CCRT I Incorporated                  Delaware                                Ownership by City Center Retail
                                                                             Trust of 100% of voting
                                                                             securities.

CCRT II Incorporated                 Delaware                                Ownership by City Center Retail
                                                                             Trust of 100% of voting
                                                                             securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
CCRT McCaffrey Developments          Delaware                                Ownership by CCRT/McCaffrey
LLC                                                                          Developments L.P. of 100% of
                                                                             voting securities.

CCR West Palm Incorporated           Delaware                                Ownership by City Center Retail
                                                                             Trust of 100% of voting
                                                                             securities.

Interparking Incorporated            Maryland                                Ownership by Security Capital
                                                                             Holdings of 5.6% of voting
                                                                             securities.

NPC-1 Incorporated                   Maryland                                Ownership by Interparking
                                                                             Incorporated of 100% of voting
                                                                             securities.

AV Valet, Inc.                       Maryland                                Ownership by Interparking
                                                                             Incorporated of 100% of voting
                                                                             securities.

Chicago Park Card Network, Inc.      Illinois                                Ownership by Interparking
                                                                             Incorporated of 100% of voting
                                                                             securities.

CWS Communities Trust                Maryland                                Ownership by Security Capital
                                                                             Holdings S.A. of 96.6% of voting
                                                                             securities.

CWS Communities L.P.                 Delaware                                Sole general partnership interest
                                                                             owned by CWS Communities
                                                                             Trust.

CWS Communities Incorporated         Delaware                                Ownership by CWS
                                                                             Communities Trust of 100% of
                                                                             voting securities.

CWS Greenbriar L.L.C.                Delaware                                Ownership by CWS
                                                                             Communities Trust of 100% of
                                                                             voting securities.

CWS Greenbriar L.P.                  Delaware                                1% general partnership interest
                                                                             owned by CWS Greenbriar, LLC,
                                                                             99% limited partnership interest
                                                                             owned by CWS Communities
                                                                             L.P.

CWS Management Services              Delaware                                Ownership by CWS
Incorporated                                                                 Communities, L.P. of  95% of
                                                                             voting securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
CWS Kennesaw, L.L.C.                 Delaware                                Ownership by CWS
                                                                             Communities, L.P. of  100%  of
                                                                             voting securities.

Frigoscandia Holdings, L.L.C.        Delaware                                Ownership of SC Realty
                                                                             Incorporated of 41.359% of
                                                                             voting securities.

Kingspark Holdings, L.L.C.           Delaware                                Ownership by SC Realty
                                                                             Incorporated of 39% of voting
                                                                             securities.

Ameriton Properties, L.L.C.          Delaware                                Ownership by Security Capital
                                                                             Group Incorporated of 74% of
                                                                             voting securities.

Archstone Communities Trust          Maryland                                Ownership by U.S. Realty of
("ASN")                                                                      39.24% of voting securities.

Archstone Communities                Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

Archstone Communities Limited        Delaware                                ASN is sole general partner.
Partnership

Archstone Communities Limited        Delaware                                Sole general partnership interest
Partnership II                                                               owned by ASN.

Archstone Financial Services         Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

ASN San Diego Incorporated           Delaware                                Ownership by ASN of 100% of
                                                                             voting securities

SCA Florida Holdings (1)             Florida                                 Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

Atlantic Tennessee Limited           Delaware                                Sole general partnership interest
Partnership                                                                  owned by SCA Tennessee (3)
                                                                             Incorporated

SCA Tennessee (3) Incorporated       Maryland                                Ownership by ASN of 100% of
                                                                             voting securities.

SCA Tennessee (4) Incorporated       Maryland                                Ownership by ASN of 100% of
                                                                             voting securities.

SCA-1 Incorporated                   Delaware                                Ownership by ASN of 100% of
                                                                             voting securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
ASN Minnesota Holdings (1)           Delaware                                Sole general partnership interest
LLC                                                                          owned by ASN

Atlantic-Alabama (5)                 Maryland                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

Atlantic-Alabama (6)                 Maryland                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

SCA Florida Holdings (2)             Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

SCA-Alabama Multifamily Trust        Alabama                                 Ownership by Atlantic-Alabama
                                                                             (6) Incorporated of 100% of
                                                                             voting securities.

SCA-North Carolina (1)               Maryland                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

SCA-North Carolina (2)               Maryland                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

SCA-North Carolina Limited           Delaware                                Sole general partnership interest
Partnership                                                                  owned by SCA-North Carolina
                                                                             (1) Incorporated.

SCA-Indiana Limited Partnership      Delaware                                Sole general partnership interest
                                                                             owned by SCA-North Carolina
                                                                             (1) Incorporated.

Security Capital Atlantic            Delaware                                Ownership by ASN of 100% of
Multifamily Incorporated                                                     voting securities.

Atlantic Multifamily Limited         Delaware                                SCA-I Incorporated is the sole
Partnership-1                                                                general partner.

ASN Multifamily Limited              Delaware                                SCA-North Carolina (1)
Partnership                                                                  Incorporated is the sole general
                                                                             partner.

SCP Nevada Holdings I                Nevada                                  Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

SCP Utah Holdings 4                  Utah                                    Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

SCP Utah Holdings 5                  Utah                                    Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
PTR Multifamily Holdings             Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

Spectrum Apartment Locators          Texas                                   Ownership by ASN of 100% of
Inc.                                                                         voting securities.

Las Flores Development               Texas                                   Ownership by ASN of 100% of
Company                                                                      voting securities.

Saferent L.L.C.                      Colorado                                Ownership by Archstone
                                                                             Financial Services, Inc. of 49.5%
                                                                             of  voting securities.

PTR - Colorado (1), L.L.C.           Colorado                                Ownership of ASN of 80% of
                                                                             voting securities.

ASN-Massachusetts Holdings (1)       Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

ASN-Massachusetts Holdings (3)       Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities

ASN-Washington Holdings (1)          Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

PTR-California Holdings (1)          Maryland                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

PTR-California Holdings (2)          Maryland                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

PTR-California Holdings (3)          Delaware                                Ownership by ASN of 100% of
Incorporated                                                                 voting securities.

AMERITON Properties                  Maryland                                Ownership by ASN of 95% of
Incorporated                                                                 voting securities.

Ameriton Florida Holdings (1)        Delaware                                Ownership by AMERITON
Incorporated                                                                 Properties Incorporated of 100%
                                                                             of voting securities.

Turtle Run at Coral Springs,         Delaware                                Ownership by ASN of 100% of
L.L.C.                                                                       voting securities.

Homestead Village Incorporated       Maryland                                Ownership by SC Realty of
("Homestead")                                                                87.02% of voting securities.

KC Homestead Village                 Missouri                                Ownership by Homestead Village
Redevelopment Corporation                                                    Incorporated of 100% of voting
                                                                             securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Atlantic Homestead Village           Delaware                                Sole general partner interest
Limited Partnership                                                          owned by Atlantic Homestead
                                                                             Village (1) Incorporated.

Atlantic Homestead Village (1)       Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

Atlantic Homestead Village (2)       Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

PTR Homestead Village (1)            Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

PTR Homestead Village (2)            Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

Homestead Alabama                    Alabama                                 Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

Homestead Village Management         Delaware                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

PTR Homestead Village Limited        Delaware                                Sole general partnership interest
Partnership                                                                  owned by PTR Homestead
                                                                             Village (1) Incorporated.

HVI (2) Incorporated                 Delaware                                Ownership by Homestead Village
                                                                             Incorporated of 100% of voting
                                                                             securities

ProLogis Trust ("PLD")               Maryland                                Ownership by SC Realty of
                                                                             30.84% of voting securities

ProLogis Development Services        Delaware                                Preferred:  PLD
Incorporated                                                                 Common: Development Services
                                                                             Trust

ProLogis Management                  Delaware                                Ownership by PLD of 100% of
Incorporated                                                                 voting securities

ProLogis California I LLC            Delaware                                50% ownership by PLD; 50%
                                                                             Ownership by NYSCRF

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
ProLogis RACER I LLC                 Delaware                                100% Ownership by Sole
                                                                             Member, ProLogis Development
                                                                             Services Incorporated

ProLogis - Kansas City (1)           Delaware                                Ownership by PLD of 100% of
Incorporated                                                                 voting securities

ProLogis Logistics Services          Delaware                                Ownership of Preferred stock by
Incorporated                                                                 PLD -100% - Common by SCI
                                                                             Logistics Holdings LLC

ProLogis Limited Partnership - I     Delaware                                General partnership interest
                                                                             owned by PLD - Limited
                                                                             partnership interest owned by
                                                                             Charles King and Associates,
                                                                             King and Lyons, Bayside
                                                                             Spinnaker Partners IV

ProLogis Limited Partnership - II    Delaware                                General Partner:  PLD Limited
                                                                             Partners:  Mesa Group II, Ltd.
                                                                             and Crow Family 1991 L.P.

ProLogis Limited Partnership -       Delaware                                General Partner:  PLD Limited
III                                                                          Partners: Tampa West Industrial
                                                                             Park, Inc., Tampa East, Inc., The
                                                                             Krauss Portfolio, Ltd., Elmer
                                                                             Krauss Revocable Trust, Jeffrey
                                                                             H. Schwartz

ProLogis Limited Partnership -       Delaware                                General Partner:  ProLogis IV,
IV                                                                           Inc.; Limited Partner:
                                                                             Krauss/Schwartz Properties, Ltd.

ProLogis - IV, Inc.                  Delaware                                Ownership by PLD of 100% of
                                                                             voting securities

ProLogis - Alabama (1)               Maryland                                Ownership by PLD of 100% of
Incorporated                                                                 voting securities

ProLogis - Alabama (2)               Maryland                                Ownership by PLD of 100% of
Incorporated                                                                 voting securities

ProLogis Alabama Trust               Alabama                                 Trustee: ProLogis-Alabama (1)
                                                                             Incorporated; Trustor: ProLogis -
                                                                             Alabama (2) Incorporated

ProLogis - North Carolina (1)        Maryland                                Ownership by PLD of 100% of
Incorporated                                                                 voting securities

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
ProLogis - North Carolina (2)        Maryland                                Ownership by PLD of 100% of
Incorporated                                                                 voting securities

ProLogis - North Carolina            Delaware                                General Partner: ProLogis -
Limited Partnership                                                          North Carolina (1) Incorporated;
                                                                             Limited Partner:  ProLogis -
                                                                             North Carolina (2) Incorporated

ProLogis Houston Holdings Inc.       Delaware                                Ownership by PLD of 100% of
                                                                             voting securities

MIT-JPM Limited Partnership          Delaware                                General Partners:  Meridian-Penn
                                                                             Inc. and Meridian II Realty GP,
                                                                             LLC.  Limited Partners:  Morgan
                                                                             Guaranty Trust Co. of New York,
                                                                             Meridian II Realty LP, LLC and
                                                                             Meridian-Penn, Inc.

Meridian - Argent VI, Ltd.           Texas                                   General Partner: MIT Unsecured,
                                                                             Inc.  Limited Partner: Argent
                                                                             Frankford, L.P. and MIT-ULP
                                                                             Inc.

Meridian Realty Partners, L.P.       Delaware                                General Partner: PLD.  Limited
                                                                             Partners: PLD and Kendall
                                                                             Ontario I.

MDN/JSC-II Limited Partnership       California                              General Partners: PLD and
                                                                             Jackson-Shaw/Florida Inc.
                                                                             Limited Partners: Arshaw
                                                                             Partners I, South Arville Center
                                                                             LP, Cameron Road LP, JSC-
                                                                             Nevada, Inc., PLD

MDN/DPI- II Limited                  California                              General Partner:  PLD.  Limited
Partnership                                                                  Partner: DPI Venture II Ltd.

Meridian Ohio Limited                Delaware                                General Partners: MJV III Corp.
Partnership                                                                  and PLD.  Limited Partners: State
                                                                             Teachers Retirement Board of
                                                                             Ohio and PLD

ProLogis - France Developments       Delaware                                Ownership by PLD of 100% of
Incorporated                                                                 voting Securities

International Industrial             Maryland                                Ownership by PLD of 100% of
Investments Incorporated                                                     voting Securities

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
PLD International Incorporated       Delaware                                Ownership by PLD of 100% of
                                                                             voting Securities

ProLogis Management Services         Delaware                                Ownership by PLD of 100% of
Incorporated                                                                 voting Securities

ProLogis Mexico Trust                Maryland                                Ownership by PLD of 100% of
                                                                             voting Securities

ProLogis de Mexico S.A. de C.V.      Mexico                                  Ownership by ProLogis Mexico
                                                                             Trust of 100% of voting
                                                                             securities

PLDS de Mexico S.A. de C.V.          Mexico                                  Ownership by ProLogis-DS
                                                                             Mexico Incorporated of 100% of
                                                                             voting securities

ProLogis - DS Mexico                 Maryland                                Ownership by ProLogis
Incorporated                                                                 Development Services
                                                                             Incorporated of 100% of voting
                                                                             securities

CS Integrated LLC                    Delaware                                Preferred shares owned by PLD;
                                                                             Common shares owned by
                                                                             ProLogis Logistics Services
                                                                             Incorporated

CS Integrated Management             Delaware                                100% Ownership by Sole
Company LLC                                                                  Member, CS Integrated LLC

CS Integrated Retail Services        Delaware                                100% Ownership by Sole
LLC                                                                          Member, CS Integrated LLC

CS Integrated Retail Services        Delaware                                100% Ownership by Sole
(Atlanta) LLC                                                                Member, CS Integrated LLC

CS Integrated Retail Services        Delaware                                100% Ownership by Sole
(Kansas City, Kansas) LLC                                                    Member, CS Integrated LLC

CS Integrated Retail Services        Delaware                                100% Ownership by Sole
(Phoenix) LLC                                                                Member, CS Integrated LLC

CS Integrated Retail Services        Delaware                                100% Ownership by Sole
(Roanoke) LLC                                                                Member, CS Integrated LLC

CS Integrated Investment             Delaware                                100% Ownership by Sole
Management LLC                                                               Member, CS Integrated LLC

CS Integrated Investments            Delaware                                100% Ownership by Sole
Southwest LLC                                                                Member, CS Integrated LLC

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Enterprise Refrigerated Services     Delaware                                100% Ownership by Sole
LLC                                                                          Member, CS Integrated LLC

CS Integrated-Texas Limited          Delaware                                GP: CS Integrated Investment
Partnership                                                                  Management LLC
                                                                             LP:  CS Integrated Investments
                                                                             Southwest LLC

CS Integrated (Canada) Ltd.          Canada                                  100% Ownership by CS
                                                                             Integrated LLC

Meridian Refrigerated, Inc.          California                              100% Ownership by CS
                                                                             Integrated LLC

Meridian Refrigerated East, Inc.     Delaware                                100% Ownership by Meridian
                                                                             Refrigerated, Inc.

ProLogis Czech I SRO                 Czech Republic                          Ownership by PLD of 100% of
                                                                             voting Securities

ProLogis Poland I Sp.z.oo            Poland                                  Ownership by PLD of 100% of
                                                                             voting Securities

ProLogis Poland Management           Poland                                  Ownership by PLD of 100% of
Sp.z.oo                                                                      voting Securities

ProLogis France I SAS                France                                  Fund

ProLogis Spain I, S.L.               Spain                                   Ownership by PLD of 100% of
                                                                             voting Securities

ProLogis Netherlands III SARL        Luxembourg                              Ownership by PLD of 100% of
                                                                             voting Securities

ProLogis Netherlands IIa SARL        Luxembourg                              Ownership by PLD of 100% of
                                                                             voting Securities

Warsaw Industrial Center I           Poland                                  Fund
Sp.z.oo

Warsaw Industrial Center III Sp.     Poland                                  Fund
zo.o

Warsaw Industrial Center IV          Poland                                  Fund
Sp.zo.o

ProLogis Italy BV                    Netherlands                             Ownership by PLD of 100% of
                                                                             voting Securities

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis Italy II BV            Netherlands                        Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Netherlands IV SARL    Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
Wooton Ashby (Kappa) Limited    United Kingdom                     Preferred Stock Subsidiary
(Jersey)
Preferred Stock Subsidiary      Luxembourg                         Ownership by PLD of 100% of
(Dormant)                                                          voting Securities
ProLogis Nederland VII SARL     Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland VIII SARL    Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland IX SARL      Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland X SARL       Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XI SARL      Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XIV SARL     Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XV SARL      Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XVI SARL     Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XVII SARL    Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XVIII SARL   Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XIX SARL     Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XX SARL      Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis Nederland XXI SARL     Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Nederland XXII SARL    Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
Alconbury Holdings Limited      United Kingdom                     Preferred Stock Subsidiary
(50%)
Alconbury Developments          United Kingdom                     Preferred Stock Subsidiary
Limited (50%)
Alconbury Investments Limited   United Kingdom                     Preferred Stock Subsidiary
(50%)
Alconbury Trading Limited       United Kingdom                     Preferred Stock Subsidiary
(50%)
Alconbury Management Limited    United Kingdom                     Preferred Stock Subsidiary
(50%)
Alconbury Aviation Limited      United Kingdom                     Preferred Stock Subsidiary
(50%)
Alconbury Rail Limited (50%)    United Kingdom                     Preferred Stock Subsidiary
Wooton Tay Street (Corby)       Jersey                             Preferred Stock Subsidiary
Hollidene Properties Limited    Jersey                             Preferred Stock Subsidiary
Wooton Ashby (Alpha) Limited    Jersey                             Preferred Stock Subsidiary
Wooton (Stechford) Limited      Jersey                             Preferred Stock Subsidiary
Wooton (Tay Street) Limited     Jersey                             Preferred Stock Subsidiary
Wooton (Trent Street) Limited   Jersey                             Preferred Stock Subsidiary
Wooton (Leeds) Limited          Jersey                             Preferred Stock Subsidiary
Wooton Kingspark Limited        United Kingdom                     Preferred Stock Subsidiary
Searancke Commercial Limited    United Kingdom                     Preferred Stock Subsidiary
ProLogis Finance BV             Netherlands                        Fund
ProLogis Investments Limited    United Kingdom                     Preferred Stock Subsidiary

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis Developments Limited   United Kingdom                     Preferred Stock Subsidiary
ProLogis (Coventry) Limited     United Kingdom                     Preferred Stock Subsidiary
ProLogis Group Holdings         United Kingdom                     Preferred Stock Subsidiary
Limited
ProLogis Holdings Limited       United Kingdom                     Preferred Stock Subsidiary
Grange Park Developments        United Kingdom                     Preferred Stock Subsidiary
Limited (50%)
BVP Developments Limited        United Kingdom                     Preferred Stock Subsidiary
(50%)
Barton Business Park Limited    United Kingdom                     Preferred Stock Subsidiary
(50%)
ProLogis Poland II sp zoo       Poland                             Fund
ProLogis Poland III sp zoo      Poland                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland IV sp zoo       Poland                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland V sp zoo        Poland                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland VI sp zoo       Poland                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland VII sp zoo      Poland                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland VIII sp zoo     Poland                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Italy I srl            Italy                              Ownership by PLD of 100% of
                                                                   voting Securities
Garonor Holdings SA             Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France III SAS         France                             Fund

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
Garonor Services SAS            France                             Ownership by PLD of 100% of
                                                                   voting Securities
SCI Vitrolles                   France                             Fund
SNC Melun 7                     France                             Ownership by PLD of 100% of
                                                                   voting Securities
SNC Garonor Le Havre            France                             Ownership by PLD of 100% of
                                                                   voting Securities
SNC Cergy I Ext.                France                             Fund
SNC Garonor Bordeaux            France                             Fund
SNC Aulnay Ouest                France                             Ownership by PLD of 100% of
                                                                   voting Securities
Garonor Deutschland Gmbh        German                             Ownership by PLD of 100% of
                                                                   voting Securities
Garonor Verwaltung Gmbh         Germany                            Ownership by PLD of 100% of
                                                                   voting Securities
Garonor SAS                     France                             Fund
Garonor Verwaltung Gmbh &       Germany                            Ownership by PLD of 100% of
 Co.                                                               voting Securities
Koln Eifeltor KG                Germany                            Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Management Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Netherlands V Sarl     Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland II Sarl         Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland III Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland IV Sarl         Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland V Sarl          Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis Poland VI Sarl         Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland VII Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Poland VIII Sarl       Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Spain II Sarl          Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Spain II bv            Netherlands                        Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Spain II SL            Spain                              Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France III Eurl        France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France IV Eurl         France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France V Eurl          France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France VI Eurl         France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France VII Eurl        France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France VIII Eurl       France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France IX Eurl         France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France X Eurl          France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XI Eurl         France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XII Eurl        France                             Ownership by PLD of 100% of
                                                                   voting Securities

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis France XIII Eurl       France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XIV Eurl        France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XV Eurl         France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XVI Eurl        France                             Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France V Sarl          Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France VII Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France VIII Sarl       Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France IX Sarl         Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France X Sarl          Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XI Sarl         Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XII Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XIII Sarl       Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XIV Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XV Sarl         Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XVI Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XVII Sarl       Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis France XVIII Sarl      Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France XIX Sarl        Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Finance Sarl           Luxembourg                         Ownership by PLD of 100% of
                                                                   voting Securities
PLD Europe Finance BV           Netherlands                        Ownership by PLD of 100% of
                                                                   voting Securities
PLD UK Finance BV               Netherlands                        Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis UK V Sarl              Luxembourg                         Preferred Stock Subsidiary
ProLogis UK VI Sarl             Luxembourg                         Preferred Stock Subsidiary
ProLogis UK VIII Sarl           Luxembourg                         Preferred Stock Subsidiary
ProLogis UK IX Sarl             Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XIV Sarl            Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XVII Sarl           Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XVIII Sarl          Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XIX Sarl            Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XX Sarl             Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XXI Sarl            Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XXII Sarl           Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XXIII Sarl          Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XXV Sarl            Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XXVI Sarl           Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XXVII Sarl          Luxembourg                         Preferred Stock Subsidiary
ProLogis UK XVIII Sarl          Luxembourg                         Preferred Stock Subsidiary

Name                                 Jurisdiction of Organization  Basis of Control
----                                 ----------------------------  ----------------
ProLogis Japan Sarl                  Luxembourg                    Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Japan I bv                  Netherlands                   Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Japan II bv                 Netherlands                   Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis Japan YK                    Japan                         Ownership by PLD of 100% of
                                                                   voting Securities
ProLogis France VI Sarl              Luxembourg                    Fund
ProLogis France IV Sarl              Luxembourg                    Fund
ProLogis France I Eurl               France                        Fund
ProLogis France II Eurl              France                        Fund
ProLogis France III Sarl             Luxembourg                    Fund
ProLogis France II SAS               France                        Fund
ProLogis UK Sarl                     Luxembourg                    Fund
ProLogis UK II Sarl                  Luxembourg                    Fund
ProLogis UK III Sarl                 Luxembourg                    Fund
ProLogis UK IV Sarl                  Luxembourg                    Fund
ProLogis UK X Sarl                   Luxembourg                    Fund
ProLogis UK XI Sarl                  Luxembourg                    Fund
ProLogis UK XV Sarl                  Luxembourg                    Fund
ProLogis UK XVI Sarl                 Luxembourg                    Fund
ProLogis UK VII Sarl                 Luxembourg                    Fund
ProLogis UK XXIV Sarl                Luxembourg                    Fund
Kingspark Holdings SA                Luxembourg                    Preferred Stock Subsidiary
ProLogis Netherlands Sarl            Luxembourg                    Fund

Name                                 Jurisdiction of Organization  Basis of Control
----                                 ----------------------------  ----------------
ProLogis Netherlands I Sarl          Luxembourg                    Fund
ProLogis Netherlands II Sarl         Luxembourg                    Fund
ProLogis Netherlands XII Sarl        Luxembourg                    Fund
ProLogis Netherlands XIII Sarl       Luxembourg                    Fund
ProLogis France II Sarl              Luxembourg                    Fund

Item 25.  Indemnification.

  Reference is made to Article Eighth of the Registrant's Articles of Incorporation, incorporated by reference to SC-REMFs' Registration Statement on Form N-1A (File Nos. 333-20649 and 811-8033), filed with the Securities and Exchange Commission on January 29, 1997.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser.

  See "Management of SC-REMFs" in the Statement of Additional Information regarding the business of Security Capital Global Capital Management Group Incorporated ("GCMG").

  Set forth below is a list of each director and officer of GCMG indicating each other business, profession, vocation, or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of directors, officer, partner, or trustee. Unless otherwise specified, the principal business address of GCMG is 11 South LaSalle Street, Chicago, Illinois 60603.


         Security Capital Global Capital Management Group Incorporated

Name                     Title(s)                            Principal Occupations
Anthony R. Manno Jr.     President and Managing Director     Chairman of the Board, Managing
                                                             Director and President SC-REMFs

Kenneth D. Statz         Managing Director                   Senior Vice President, GCMG,
                                                             Managing Director, SC-REMFs

Daniel F. Miranda        Executive Vice President and
                         Managing Director

Name                     Title(s)                            Principal Occupations
John H. Gardner, Jr.*    Managing Director                   Director and Managing Director,
                                                             SC-REMFs; Previously, Senior
                                                             Vice President, Security Capital

Jeffrey C. Nellessen     Vice President, Treasurer, and      Vice President, Treasurer and
                         Assistant Secretary                 Assistant Secretary, SC-REMFs

Joshua D. Goldman*       Vice President                      Previously, Associate with
                                                             Sonnenschein, Nath & Rosenthal

Kevin Bedell             Senior Vice President               Senior Vice President, SC-REMFs

David E. Rosenbaum       Senior Vice President               Previously, Analyst, Associate
                                                             and Vice President, Lazard Freres &
                                                             Company

*No longer associated with GCMG.


Item 27.  Principal Underwriter.

  (a) Security Capital Markets Group Incorporated ("Capital Markets"), the principal distributor for the Funds' securities, does not currently act as principal underwriter or distributor for any other investment company.

  (b) The table below sets forth certain information as to Capital Markets' Directors, Officers and Control Persons:

  Name and Principal                 Positions and Offices                 Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------
Lucinda G.  Marker/(1)/       President                                             None
K.  Scott Canon/(2)/*         Director and Senior Vice President                    None
Jeffrey A.  Klopf/(1)/        Director, Secretary and Senior Vice President         None
Gerard de Gunzburg/(3)/       Senior Vice President                                 None
Mary R. McCarthy/(3)/*        Senior Vice President                                 None
Garett C. House/(2)/          Senior Vice President                                 None
Donald E.  Suter/(2)/         Managing Director                                     None
Robert H.  Fippinger/(1)/*    Vice President                                        None
Joanna L. Rupp/(2)/           Vice President                                        None
Mark P. Peppercorn/(4)/*      Vice President                                        None
George W. Ahl, III/(3)/       Vice President                                        None
Nansie J. Bernard/(2)/        Vice President                                        None
Leanne L. Gallagher/(2)/      Vice President                                        None

/(1)/ Principal business address is 125 Lincoln Avenue, Santa Fe, New Mexico,
      87501.
/(2)/ Principal business address is 11 South LaSalle Street, Chicago, Illinois
      60603.
/(3)/ Principal business address is 399 Park Avenue, 23rd Floor, New York, NY
      10022.
/(4)/ Principal business address is 4410 Rosewood Drive, Pleasanton, California
      94588.
*     No longer associated with GCMG.

      (c) Not Applicable.

Item 28.  Location of Accounts and Records.

  Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-REMFs' Investment Adviser and Administrator, Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, Chicago, Illinois 60603. The remainder of such records are maintained by State Street Bank & Trust Company, the Funds' Sub-Administrator, 225 Franklin Street, Boston, Massachusetts 02101.

Item 29.  Management Services.

  There are no management-related service contracts not discussed in Part A or Part B.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to its Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 2nd day of May, 2000.

                                             SECURITY CAPITAL REAL ESTATE
                                             MUTUAL FUNDS INCORPORATED


                                             By:  /s/ Anthony R. Manno Jr.
                                                ----------------------------
                                                  Anthony R. Manno Jr.
                                                  Chairman, Managing Director
                                                  and President


  Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement of Security Capital Real Estate Mutual Funds Incorporated has been signed below by the following persons in the capacities and on the 2nd day of May, 2000.

           Signature                       Capacity                 Date
           ---------                       --------                 ----

/s/ Anthony R. Manno Jr.           Chairman, Managing           May 2, 2000
--------------------------------  Director and President
Anthony R. Manno Jr.

/s/ Jeffrey C. Nellessen          Principal Financial Officer   May 2, 2000
--------------------------------
Jeffrey C. Nellessen

/s/ Jeffrey C. Nellessen          Comptroller                   May 2, 2000
--------------------------------
Jeffrey C. Nellessen

/s/ Stephen F. Kasbeer            Director                      May 2, 2000
--------------------------------
Stephen F. Kasbeer

/s/ Anthony R. Manno Jr.          Director                      May 2, 2000
--------------------------------
Anthony R. Manno Jr.

/s/ George F. Keane               Director                      May 2, 2000
--------------------------------
George F. Keane

/s/ Robert H. Abrams              Director                      May 2, 2000
--------------------------------
Robert H. Abrams

                                 EXHIBIT INDEX

Exhibit  No.                       Description
--------------  ---------------------------------------------------
1*              Articles of Incorporation.
1(a)****        Articles of Amendment dated December 16, 1997.
1(b)****        Articles of Amendment dated June 30, 1998.
1(c)****        Articles Supplementary dated June 30, 1998.
1(d)*****       Articles Supplementary dated December 31, 1998.
1(e)******      Articles Supplementary dated March 11, 1999.
2(a)*           By-Laws.
2(b)***         Amended By-Laws.
2(c)*******     Amended By-Laws
5(a)*****       Investment Advisory Agreement (SC-US).
5(b)*****       Investment Advisory Agreement (SC-EUROPEAN).
5(c)*******     Sponsorship Agreement (SC-US).
5(d)*******     Sponsorship Agreement (SC-EUROPEAN).
6(a)*****       Distribution and Servicing Agreement (SC-US)
6(b)*****       Distribution and Servicing Agreement (SC-EUROPEAN)
8(a)*****       Custodian Agreement.
9(a)*****       Transfer Agency and Service Agreement.
9(b)*****       Fund Accounting and Administration Agreement.
9(c)*****       Sub-Administration Agreement.
10(a)**         Opinion and Consent of Mayer, Brown & Platt regarding the
                legality of the securities being issued.

11(a)*******    Consent of Mayer, Brown & Platt.
11(b)*******    Consent of Ballard Spahr Andrews & Ingersoll.
11(c)*******    Consent of Independent Public Accountants.
15(a)***        Rule 12b-1 Distribution and Service Plan for Class I Shares (SC-
                US).
15(b)****       Rule 12b-1 Distribution and Service Plan for SC-EUROPEAN
18*******       Rule 18f-3 Multiple Class Plan
19(a)           Code of Ethics of Security Capital Real Estate Mutual Funds
                Incorporated and Global Capital Management Group Incorporated.
19(b)           Code of Ethics of Security Capital Markets Group Incorporated.

                                  ----------

     *Incorporated herein by reference to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on January 29, 1997.

     **Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A (file Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on April 21, 1997.

     ***Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on December 17, 1997.

     ****Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with Securities and Exchange Commission on June 29, 1998.

     *****Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on March 1, 1999.

     ******Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on April 30, 1999.

     *******Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on April 28, 2000.